Income Tax (Details) - Schedule of composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition [Abstract]
Net operating losses carried forward	$ 8,775	$ 5,377
Intangibles, fixed asset and right-of-use assets	(82,313)	(78,885)
Lease liability	30,362	31,358
Differences in measurement basis (cash basis for tax purposes)	3,084	(683)
Other	8,321	14,216
Total	$ (31,771)	$ (28,617)